Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2022 were as follows:

			Thousands of Euros
			Balance at	Business			Translation	Balance at
	Segment	Reference	31/12/2021	Combination	Disposals	Transfers	differences	31/12/2022
Net value
Grifols UK.Ltd. (UK)	Biopharma		8,185	—	—	—	(438)	7,747
Grifols Italia.S.p.A. (Italy)	Biopharma		6,118	—	—	—	—	6,118
Biomat USA, Inc.(USA)	Biopharma		676,321	—	—	175,920	47,707	899,948
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic		9,752	—	—	—	107	9,859
Grifols Therapeutics, Inc. (USA)	Biopharma		1,962,024	—	—	—	121,408	2,083,432
Progenika Biopharma, S.A. (Spain)	Diagnostic		40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic		2,565,493	—	—	—	157,292	2,722,785
Kiro Grifols S.L. (Spain)	Others		24,376	—	—	—	—	24,376
Goetech LLC (USA)	Others	Note 3	59,590	—	(63,798)	—	4,208	—
Haema AG (Germany)	Biopharma		190,014	—	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Biopharma		151,584	—	—	—	9,380	160,964
Interstate Blood Bank, Inc. (USA)	Biopharma		171,184	—	—	(175,920)	4,736	—
Plasmavita Healthcare GmbH (Germany)	Biopharma		9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Others		77,675	—	—	—	4,806	82,481
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)	Biopharma		155,755	—	—	—	(980)	154,775
GigaGen, Inc (USA)	Others		112,621	—	—	—	6,969	119,590
Prometic Plasma Resources, Inc. (Canada)	Biopharma	Note 3	7,706	(4,894)	—	—	(10)	2,802
Haema Plasma Kft. (Hungary)	Biopharma	Note 3	—	14,739	—	—	(1,210)	13,529
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	Note 3	—	303,624	—	—	—	303,624
Access Biologicals, LLC (USA)	Bio Supplies	Note 3	—	180,834	—	—	(1,472)	179,362
			6,228,901	494,303	(63,798)	—	352,503	7,011,909
				(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2021 are as follows:

			Thousands of Euros
			Balance at	Business		Translation	Balance at
	Segment	Reference	31/12/2020	Combination	Transfers	differences	31/12/2021
Net value
Grifols UK.Ltd. (UK)	Biopharma		7,674	—	—	511	8,185
Grifols Italia.S.p.A. (Italy)	Biopharma		6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Biopharma		234,791	345,844	51,364	44,322	676,321
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic		9,538	—	—	214	9,752
Grifols Therapeutics, Inc. (USA)	Biopharma		1,816,404	—	—	145,620	1,962,024
Araclon Biotech, S.L. (Spain)	Diagnostic		6,000	(6,000)	—	—	—
Progenika Biopharma, S.A. (Spain)	Diagnostic		40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic		2,376,978	—	—	188,515	2,565,493
Kiro Grifols S.L. (Spain)	Others		24,376	—	—	—	24,376
Goetech LLC (USA)	Others		55,167	—	—	4,423	59,590
Haema AG (Germany)	Biopharma		190,014	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Biopharma		140,334	—	—	11,250	151,584
Interstate Blood Bank, Inc. (USA)	Biopharma		158,479	—	—	12,705	171,184
Plasmavita Healthcare GmbH (Germany)	Biopharma		9,987	—	—	—	9,987
Alkahest, Inc (USA)	Others		71,910	—	—	5,765	77,675
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)	Biopharma	Note 3	134,569	16,667	—	12,225	163,461
GCAM, Inc (formerly Green Cross America Inc.) (USA)	Biopharma		49,416	—	(51,364)	1,948	—
GigaGen, Inc (USA)	Biopharma	Note 3	—	105,460	—	7,161	112,621
			5,332,271	461,971	0	434,659	6,228,901

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment testing of the CGUs for 2021 were as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	2.0%	9.0%
Diagnostic	2.0%	9.3%

The key assumptions used in calculating impairment testing of the CGUs for 2022 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	1.9%	10.9%
Diagnostic	1.9%	9.7%
Bio Supplies	1.9%	10.9%
Kiro Grifols	1.5%	11.6%
GigaGen	N/A	19.6%

	Sink rate	Success rate
GigaGen	5.0%	20.0%

Schedule of reasonably possible changes in key assumptions considered in the calculation of the CGUs' recoverable amount

In 2021, the reasonably possible changes considered for the CGUs impairment testing were a variation in the discount rate, as well as in the estimated perpetual growth rate, , with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps

Schedule the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate

In 2022, and according to the current economic context, the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	No aplica	+/- 100 bps

	Sink rate	Success rate
GigaGen	+/- 100 bps	+/- 100 bps

Schedule of reasonably possible changes in key assumptions considered by management in the calculation of the Diagnostic CGU recoverable amount would cause the carrying amount to exceed its recoverable amount

% of asset value
Perpetual Growth rate	-1%
Pre-tax discount rate	-4%
Sensitivity to BTS sales	-1%
Sensitivity to CDx sales	-4%